LEASES	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
LEASES
NOTE 18 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2014, follows:

(In thousands)
2015	$1,254
2016	767
2017	686
2018	652
2019	561
2020 and thereafter	783
Total	$4,703

Rental expense on operating leases totaled $1.3 million, $1.2 million and $1.2 million in 2014, 2013 and 2012, respectively.